UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31/08

				Date of reporting period:	12/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.




Annual
Report

December 31, 2008

                                   CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                           "PROPER ASSET ALLOCATION -
                          A STRATEGY FOR ALL SEASONS"

                                                                  February, 2009

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                        NOT A PART OF THE ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinant of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely

                                 [PHOTO OMITTED]

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                 ANNUAL REPORT

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The year ended December 31, 2008 was the worst year for the American economy since the Great Depression. Asset values tumbled - real estate, stocks, and non-U. S. Treasury fixed-income securities. Home foreclosures and personal and corporate bankruptcy became frighteningly commonplace. Economic life as we know it has changed forever. 2009 will be a year of monumental challenges. As the Obama presidency begins, so does the President's challenge to fix this deeply troubled economy. With the prospect of a just-announced economic stimulus package on the horizon, investors have a full plate of significant financial developments to watch.

      As we begin 2009, the country is in the midst of an economic slowdown that has resulted in the highest unemployment rate seen in over a decade: 5.8% for calendar year 2008 and 7.2% for the month of December. Gross Domestic Product, retail sales, industrial production, and productivity are all down significantly. Federal, state, and local budget deficits are all weighing heavily on an already strained financial system. Tax and revenue shortfalls are of growing concern. There has been an erosion of investor confidence in the domestic and international stock markets. As we saw earlier in 2008, the financial viability of several AAA rated municipal bond insurers has been shown, in most cases, to be sorely lacking.

      2008 was witness to the decline and disappearance of many household names in the financial arena: Lehman Brothers is gone; Bear Stearns and Washington Mutual were purchased by JP Morgan; Wachovia was bought by Wells Fargo; Merrill Lynch became a part of Bank of America; Morgan Stanley obtained a controlling interest in the securities arm of CitiGroup (Smith Barney); and locally, PNC purchased National City. Conventional wisdom suggests that the "streamlining" of the financial sector is far from complete, with ongoing concern about the strength of many large banks. As part of the federal bailout program, resources have been made available to shore-up liquidity-strapped lenders. While the jury is still out on the success of the program, the importance of this federal intervention cannot be overlooked. We have seen the U. S. Government step in and offer funds to the "Big 3" automakers, all struggling to stay in business. It has been determined that all were "too big to fail" and the consequences of their demise would be too much additional strain on the soaring unemployment ranks.

      While it is barely a glimmer, there is a somewhat bright side to this dire economic news: inflation is virtually non-existent. Oil prices fluctuated wildly in 2008 - plummeting from a high of over $149 a barrel in July to a low of $44.60 on December 31. And, early 2009 saw prices as low as $36 a barrel. Short-term interest rates were well less than 1% - in some rare instances, even negative! Long-term rates, as measured by the 30-year U. S. Treasury bond were approximately 3%. These low funding rates have led to the lowest fixed-rate home mortgage rates seen in many years.

      With so much financial turmoil, there was a frantic flight to quality throughout most of 2008. If you owned anything but the highest quality investments (most notably U. S. Treasury securities), you were in for a shock when market valuations were made. While U. S. Treasury rates dropped to unheard of levels, everything else moved up in yield - down in price. This situation resulted in a supply/demand imbalance that sent security prices even lower. With the recent actions by the federal government, much of the uncertainty and nervousness has been alleviated in the municipal bond market. With the new year, some stability has finally shown up!

      While 2008 was very challenging for bonds, it was a disastrous year for stocks. All the major indices posted miserable investment performance for the year. The Dow Jones Industrial Average fell 31.9% versus a gain of 8.9% in 2007. The S & P 500 closed down 37.0% versus 5.5% last year; and the NASDAQ Composite Index plummeted 40.0%, after a gain of 10.7% in 2007. Fixed income securities, excluding U. S. Treasuries, posted negative performance, as well. The Class A shares of Churchill Tax-Free Fund of Kentucky also had a negative total rate of return of 5.05% in 2008. While we wish the results had been better, the Fund fared better than the average performance of the investment-grade municipal market which had a decline of 9.50%. Lower quality municipal bond funds were off as much as 40%!

      As we enter 2009, the Kentucky economy - and virtually every other state economy - is in much worse shape than when we began 2008 - worse than anyone had forecast. Tax receipts and revenues are down and unemployment - especially in manufacturing - is up. Significant belt tightening will be necessary to overcome Kentucky's projected budget imbalance. That being said, Kentucky municipal bonds continued to be highly sought after throughout 2008 and in the early days of 2009.

      The investment objective of Churchill Tax-Free Fund of Kentucky is to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by our adherence to a discipline of solid fundamental, conservative portfolio management ideals. The net asset value of the Fund's Class A shares began 2008 at $10.38 per share. We ended the year with a net asset value of $9.42 per share. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". At year-end, 88% of the portfolio was rated AA or AAA. The Fund's "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 15 years and a modified duration of approximately 8.4 years. We maintain a well-diversified portfolio of 170 different Kentucky issues.

      We approach the municipal bond market in 2009 with caution. The prospects for the U. S. and Kentucky economies in 2009 are still very much in doubt. We intend to continue to react appropriately to any signs of rising inflation. It is going to take continued vigilance and, if necessary, continued intervention by the Federal Reserve and the Congress to get our economy back on a positive track while addressing inflation pressures and growth over the course of 2009. To address these concerns, we will seek to "stay the course" and manage the Fund's portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2008 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Quality Intermediate Municipal Bond Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                            Churchill Tax-Free    Churchill Tax-Free
                             Fund of Kentucky      Fund of Kentucky     Barclays
                Cost of     Fund Class A Shares   Fund Class A Shares    Capital
             Living Index     no sales charge      with sales charge      Index
12/98          10,000             10,000                 9,600           10,000
12/99          10,268              9,838                 9,444           10,029
12/00          10,616             10,658                10,232           10,895
12/01          10,781             11,089                10,646           11,495
12/02          11,037             11,949                11,471           12,557
12/03          11,245             12,546                12,045           13,139
12/04          11,611             13,115                12,590           13,536
12/05          12,007             13,385                12,850           13,761
12/06          12,312             13,994                13,434           14,281
12/07          12,815             14,219                13,651           14,977
12/08          12,827             13,587                13,044           15,651

                                                        AVERAGE ANNUAL TOTAL RETURN
                                                    FOR PERIODS ENDED DECEMBER 31, 2008
                                                ------------------------------------------
                                                                                   SINCE
CLASS AND INCEPTION DATE                        1 YEAR     5 YEARS    10 YEARS   INCEPTION
                                                ------     -------    --------   ---------
Class A (commenced operations on 5/21/87)
   With Maximum Sales Charge ..............     (8.82)%      0.75%      2.69%      5.20%
   Without Sales Charge ...................     (5.05)%      1.59%      3.11%      5.40%
Class C (commenced operations on 4/01/96)
   With CDSC ..............................     (6.79)%      0.73%      2.24%      3.01%
   Without CDSC ...........................     (5.85)%      0.73%      2.24%      3.01%
Class I (commenced operations on 8/06/01)
   No Sales Charge ........................     (5.16)%      1.44%       n/a       2.69%
Class Y (commenced operations on 4/01/96)
   No Sales Charge ........................     (4.88)%      1.75%      3.27%      4.03%
Barclays Capital Quality
   Intermediate Municipal Bond Index ......      4.49%       3.56%      4.58%      5.85% (Class A)
                                                                                   4.99% (Class C&Y)
                                                                                   3.11% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2004 were audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2009

--------------------------------------------------------------------------------

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            SCHEDULE OF INVESTMENTS
                               December 31, 2008

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (2.2%)                                S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  Lexington-Fayette Urban County, Kentucky
$     4,175,000   4.250%, 05/01/23 MBIA Insured ...........................   Aa2/AA+     $     3,795,785
                  Louisville & Jefferson County, Kentucky
        955,000   4.200%, 11/01/22 MBIA Insured ...........................   Aa2/AA+             881,026
                                                                                          ---------------
                  Total General Obligation Bonds ..........................                     4,676,811
                                                                                          ---------------

                  REVENUE BONDS (97.3%)

                  STATE AGENCIES (15.1%)
                  Kentucky Area Development District Financing
        500,000   5.000%, 12/01/23 LOC Wachovia Bank ......................    NR/AA              504,485
                  Kentucky Asset/Liability Commission
        500,000   4.500%, 10/01/22 FGIC Insured ...........................   Aa3/AA              489,930
                  Kentucky Asset & Liability Commission University of
                     Kentucky Project
        500,000   5.000%, 10/01/25 Series .................................   BAa3/AA-            494,930
        750,000   5.000%, 10/01/26 Series .................................   BAa3/AA-            736,103
      1,000,000   5.000%, 10/01/27 Series .................................   BAa3/AA-            972,660
                  Kentucky Economic Development Finance Authority
                     Louisville Arena Project
      5,725,000   5.750%, 12/01/28 Assured Guaranty Insured ...............   Aa2/AAA           5,605,176
                  Kentucky Infrastructure Authority
        230,000   5.000%, 06/01/21 ........................................   Aa3/A+              230,918
                  Kentucky State Property and Buildings Commission
      1,000,000   5.000%, 11/01/15 AMBAC Insured ..........................   Aa3/AA            1,060,020
      1,250,000   5.500%, 11/01/17 FSA Insured ............................   Aa3/AAA           1,326,187
      1,000,000   5.000%, 11/01/17 AMBAC Insured ..........................   Aa3/AA            1,039,830
      6,000,000   5.250%, 10/01/18 ........................................   Aa3/A+            6,130,140
      1,925,000   5.000%, 10/01/19 ........................................   Aa3/A+            1,946,752
      3,000,000   5.000%, 11/01/19 FSA Insured ............................   Aa3/AAA           3,089,040
      1,375,000   5.375%, 11/01/23 ........................................   Aa3/A+            1,407,024
      2,820,000   5.750%, 04/01/24 AMBAC Insured ..........................    A1/A+            2,909,394
        250,000   5.500%, 11/01/28 ........................................   Aa3/A+              251,865
      2,625,000   5.750%, 04/01/29 AMBAC Insured ..........................    A1/A+            2,643,427

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     Project #88
$     2,200,000   4.500%, 11/01/26 FGIC Insured ...........................   Aa3/A+      $     1,985,192
                                                                                          ---------------
                  Total State Agencies ....................................                    32,823,073
                                                                                          ---------------

                  COUNTY AGENCIES (2.6%)
                  Jefferson County, Kentucky Capital Projects
      1,575,000   4.250%, 06/01/23 FSA Insured ............................   Aa3/NR*           1,409,389
      4,140,000   4.375%, 06/01/28 FSA Insured ............................   Aa3/NR*           3,469,817
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities Revenue
        500,000   4.125%, 10/01/23 MBIA Insured ...........................   Aa3/NR              457,360
                  Warren County, Kentucky Justice Center
        365,000   4.300%, 09/01/22 MBIA Insured ...........................   Aa3/NR              343,786
                                                                                          ---------------
                  Total County Agencies ...................................                     5,680,352
                                                                                          ---------------

                  HOSPITALS (8.2%)
                  Jefferson County, Kentucky Health Facilities
      1,715,000   5.650%, 01/01/17 AMBAC Insured ..........................   Aa3/AA            1,717,127
      2,200,000   5.250%, 05/01/17 ........................................    NR/A             2,139,192
                  Jefferson County, Kentucky Medical Center
      2,000,000   5.500%, 05/01/22 ........................................    NR/A             1,916,060
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities
        500,000   4.250%, 10/01/26 MBIA Insured ...........................   Aa3/NR              441,790
                  Louisville & Jefferson County, Kentucky Medical
                     Center
      1,000,000   5.000%, 06/01/18 ........................................    NR/A               960,190
                  Louisville & Jefferson County, Kentucky Metro Health,
                     Jewish Hospital Revenue
      1,250,000   6.000%, 02/01/22 ........................................    A3/A+            1,156,650
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System (Norton)
      8,045,000   5.000%, 10/01/26 ........................................    NR/A-            5,598,596
      6,000,000   5.000%, 10/01/30 ........................................    NR/A-            3,958,560
                                                                                          ---------------
                  Total Hospitals .........................................                    17,888,165
                                                                                          ---------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  HOUSING (12.1%)
                  Kentucky Housing Corporation Housing Revenue
$       555,000   4.200%, 01/01/17 ........................................   Aaa/AAA     $       489,471
        100,000   5.125%, 07/01/17 ........................................   Aaa/AAA              94,710
        470,000   4.800%, 01/01/18 AMT ....................................   Aaa/AAA             415,471
        285,000   4.250%, 01/01/18 ........................................   Aaa/AAA             246,519
        575,000   4.800%, 07/01/18 AMT ....................................   Aaa/AAA             506,063
        180,000   4.250%, 07/01/18 ........................................   Aaa/AAA             154,865
        900,000   4.800%, 07/01/20 AMT ....................................   Aaa/AAA             740,079
      1,150,000   5.350%, 01/01/21 AMT ....................................   Aaa/AAA           1,007,710
      6,025,000   5.450%, 07/01/22 AMT ....................................   Aaa/AAA           5,348,272
      4,565,000   5.250%, 07/01/22 AMT ....................................   Aaa/AAA           3,856,558
        245,000   5.200%, 07/01/22 ........................................   Aaa/AAA             215,735
        415,000   5.100%, 07/01/22 AMT ....................................   Aaa/AAA             349,480
      2,570,000   4.800%, 07/01/22 AMT ....................................   Aaa/AAA           2,075,403
      2,000,000   4.700%, 07/01/22 Series E AMT ...........................   Aaa/AAA           1,593,300
      1,635,000   5.000%, 01/01/23 AMT ....................................   Aaa/AAA           1,353,616
      4,140,000   5.200%, 07/01/25 AMT ....................................   Aaa/AAA           3,451,601
        275,000   5.375%, 07/01/27 ........................................   Aaa/AAA             236,302
      2,300,000   5.000%, 07/01/27 Series N AMT ...........................   Aaa/AAA           1,797,151
      1,000,000   4.750%, 07/01/27 Series E AMT ...........................   Aaa/AAA             753,520
        560,000   5.550%, 07/01/33 ........................................   Aaa/AAA             495,449
                  Kentucky Housing Multifamily Mortgage Revenue
      1,325,000   5.000%, 06/01/35 AMT ....................................   NR/AAA            1,096,239
                                                                                          ---------------
                  Total Housing ...........................................                    26,277,514
                                                                                          ---------------

                  SCHOOLS (34.9%)
                  Barren County, Kentucky School Building Revenue
      1,265,000   4.250%, 08/01/25 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR            1,116,122
      1,670,000   4.375%, 08/01/26 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR            1,480,355
                  Berea, Kentucky Educational Facilities (Berea College)
      1,000,000   4.125%, 06/01/25 ........................................   Aaa/NR              862,510
                  Boone County, Kentucky School District Finance Corp.
      1,730,000   4.125%, 08/01/22 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,555,426

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Boone County, Kentucky School District Finance Corp.
                     School Building Revenue
$       140,000   4.750%, 06/01/20 FSA Insured ............................   Aaa/AAA     $       140,736
      1,580,000   4.500%, 08/01/23 FSA Insured ............................   Aa3/NR*           1,477,521
      1,250,000   4.125%, 03/01/25 FSA Insured ............................   Aa3/NR*           1,043,063
                  Boyle County, Kentucky College Refunding &
                     Improvement
      1,035,000   4.500%, 06/01/22 CIFG Insured ...........................    A3/A-              966,203
        200,000   4.625%, 06/01/24 CIFG Insured ...........................    A3/A-              183,284
                  Bullitt County, Kentucky School District Finance Corp.
        200,000   4.300%, 10/01/21 MBIA Insured ...........................   Aa3/NR              193,130
      2,455,000   4.500%, 10/01/22 MBIA Insured ...........................   Aa3/NR            2,430,057
      2,590,000   4.500%, 10/01/23 MBIA Insured ...........................   Aa3/NR            2,524,447
      1,145,000   4.500%, 04/01/27 FSA Insured ............................   Aa3/NR            1,020,092
      1,200,000   4.500%, 04/01/28 FSA Insured ............................   Aa3/NR            1,057,764
                  Christian County, Kentucky School District Finance
                     Corp.
        820,000   4.000%, 08/01/19 Syncora Guarantee Inc. Insured .........   Aa3/NR              806,101
        855,000   4.000%, 08/01/20 Syncora Guarantee Inc. Insured .........   Aa3/NR              817,602
        905,000   4.000%, 08/01/21 Syncora Guarantee Inc. Insured .........   Aa3/NR              843,795
      1,465,000   4.000%, 08/01/22 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,338,717
      1,525,000   4.125%, 08/01/23 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,374,955
      1,590,000   4.125%, 08/01/24 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,404,813
                  Daviess County, Kentucky School District Finance Corp.
        200,000   5.000%, 06/01/24 ........................................   Aa3/NR              200,366
                  Fayette County, Kentucky School District Finance Corp.
      5,000,000   4.250%, 04/01/23 FSA Insured ............................   Aa3/AAA           4,674,250
      4,335,000   4.375%, 05/01/26 FSA Insured ............................   Aa3/AAA           3,857,500
                  Floyd County, Kentucky School Building
        680,000   4.375%, 10/01/22 ........................................   Aa3/NR              633,250
                  Floyd County, Kentucky School Finance Corporation
                     School Building
      1,320,000   4.000%, 03/01/23 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,177,440
      1,855,000   4.125%, 03/01/26 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,595,337

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Fort Thomas, Kentucky Independent School District
                     Building Revenue
$       610,000   4.375%, 04/01/25 ........................................   Aa3/NR      $       541,265
                  Fort Thomas, Kentucky Independent School District
                     Finance
        785,000   4.375%, 04/01/21 ........................................   Aa3/NR              759,283
                  Franklin County, Kentucky School District Finance
                     Corp.
      1,000,000   5.000%, 04/01/24 ........................................   Aa3/NR            1,001,750
                  Graves County, Kentucky School Building Revenue
      1,260,000   5.000%, 06/01/22 ........................................   Aa3/NR            1,279,328
      1,320,000   5.000%, 06/01/23 ........................................   Aa3/NR            1,326,666
                  Hardin County, Kentucky School District Finance
                     Corp.
      1,475,000   4.000%, 02/01/19 AMBAC Insured ..........................   Aa3/NR            1,450,943
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
        150,000   5.000%, 04/01/20 FSA Insured ............................   Aa3/AAA             153,828
      1,360,000   4.250%, 06/01/21 FSA Insured ............................   Aa3/AAA           1,302,690
                  Kenton County, Kentucky School Building Revenue
        590,000   4.250%, 10/01/22 FSA Insured ............................   Aaa/NR              547,496
                  Kenton County, Kentucky School District Finance
                     Corp.
        445,000   4.300%, 04/01/22 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              421,059
      4,250,000   5.000%, 06/01/22 MBIA Insured ...........................   Aa3/NR            4,330,325
        750,000   4.375%, 04/01/24 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              691,290
        325,000   4.400%, 04/01/26 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              294,551
                  Larue County, Kentucky School District Finance
                     Corp.
        270,000   4.500%, 07/01/21 MBIA Insured ...........................   Aa3/NR              264,692
        470,000   4.500%, 07/01/22 MBIA Insured ...........................   Aa3/NR              456,116
        785,000   4.500%, 07/01/23 MBIA Insured ...........................   Aa3/NR              749,557

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
$     1,320,000   5.125%, 08/01/18 MBIA Insured ...........................    A2/AA      $     1,327,432
                  Lexington-Fayette Urban County, Kentucky
                     Government Project University of Kentucky Library
        300,000   5.000%, 11/01/20 MBIA Insured ...........................    A2/AA              304,197
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
        525,000   5.000%, 06/01/20 AMBAC Insured ..........................   Aa3/AA              545,953
                  Magoffin County, Kentucky School Building Revenue
        375,000   4.250%, 08/01/23 AMBAC Insured ..........................   Aa3/NR              343,879
                  Magoffin County, Kentucky School District
        450,000   4.250%, 08/01/25 AMBAC Insured ..........................   Aa3/NR              400,455
                  McCreary County, Kentucky School Building Revenue
        935,000   4.500%, 05/01/28 ........................................   Aa3/NR              821,510
                  Meade County, Kentucky School District
        490,000   4.250%, 09/01/26 MBIA Insured ...........................   Aa3/NR              430,592
                  Murray State University Project, Kentucky General
                     Receipts Revenue
        745,000   4.500%, 09/01/23 AMBAC Insured ..........................   Aa3/AA              667,878
                  Ohio County, Kentucky School Building Revenue
        790,000   4.500%, 05/01/24 ........................................   Aa3/NR              725,394
        325,000   4.500%, 05/01/25 ........................................   Aa3/NR              294,765
                  Oldham County, Kentucky School District Finance
                     Corp.
        500,000   5.000%, 05/01/19 MBIA Insured ...........................   Aa3/NR              522,500
                  Owensboro, Kentucky Independent School District
                     Finance Corp. School Building Revenue
        390,000   4.375%, 09/01/24 ........................................   Aa3/NR              356,323
                  Pendleton County, Kentucky School District Finance
                     Corp. School Building Revenue
        730,000   4.000%, 02/01/23 MBIA Insured ...........................   Aa3/NR              637,093

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Pike County, Kentucky School Building Revenue
$     1,355,000   4.375%, 10/01/26 MBIA Insured ...........................   Aa3/NR      $     1,204,270
                  Scott County, Kentucky School District Finance Corp.
      1,115,000   4.200%, 01/01/22 AMBAC Insured ..........................   Aa3/NR            1,053,173
      1,955,000   4.250%, 01/01/23 AMBAC Insured ..........................   Aa3/NR            1,831,092
      1,560,000   4.300%, 01/01/24 AMBAC Insured ..........................   Aa3/NR            1,450,410
                  Scott County, Kentucky School District Finance
                     Corp. School Building Revenue
      1,000,000   4.250%, 02/01/27 FSA Insured ............................   Aa3/NR              854,610
                  University of Kentucky General Receipts
        885,000   4.500%, 10/01/22 Syncora Guarantee Inc. Insured .........   Aa3/AA-             858,459
      1,545,000   4.500%, 10/01/23 Syncora Guarantee Inc. Insured .........   Aa3/AA-           1,462,837
      1,625,000   4.500%, 10/01/25 Syncora Guarantee Inc. Insured .........   Aa3/AA-           1,487,005
      1,010,000   4.500%, 10/01/26 Syncora Guarantee Inc. Insured .........   Aa3/AA-             914,555
                  University of Louisville, Kentucky
      1,055,000   4.000%, 09/01/25 MBIA Insured ...........................   Aa3/AA              901,402
      1,000,000   4.375%, 04/01/27 FSA Insured ............................   Aa3/NR*             898,110
                  Warren County, Kentucky School District Finance
                     Corp.
        295,000   4.125%, 02/01/23 MBIA Insured ...........................   Aa3/NR              266,804
                  Western Kentucky University Revenue General
                     Receipts
      2,860,000   4.200%, 09/01/25 Series A MBIA Insured ..................   Aa3/AA            2,401,399
      2,980,000   4.200%, 09/01/26 Series A MBIA Insured ..................   Aa3/AA            2,469,407
                                                                                          ---------------
                  Total Schools ...........................................                    75,777,179
                                                                                          ---------------

                  TRANSPORTATION (6.8%)
                  Kenton County, Kentucky Airport Board Airport
                     Revenue
      1,300,000   5.000%, 03/01/23 MBIA Insured AMT .......................    A2/AA            1,071,798
                  Kentucky Interlocal School Transportation Authority
        145,000   5.400%, 06/01/17 ........................................   Aa3/A+              145,023
        400,000   6.000%, 12/01/20 ........................................   Aa3/A+              403,440
        200,000   6.000%, 12/01/20 ........................................   Aa3/A+              201,720

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  TRANSPORTATION (CONTINUED)
                  Kentucky Interlocal School Transportation Authority
                     (continued)
$       300,000   5.800%, 12/01/20 ........................................   Aa3/A+     $        302,343
        400,000   5.650%, 12/01/20 ........................................   Aa3/A+              402,904
        350,000   5.600%, 12/01/20 ........................................   Aa3/A+              352,471
                  Kentucky State Turnpike Authority Revenue
      2,250,000   5.000%, 07/01/27 ........................................   Aa3/AA+           2,189,137
        950,000   5.000%, 07/01/28 ........................................   Aa3/AA+             915,619
                  Louisville, Kentucky Regional Airport Authority
      2,610,000   5.000%, 07/01/24 AMBAC Insured AMT ......................   Aa3/AA            2,125,245
      1,000,000   5.250%, 07/01/23 FSA Insured AMT ........................   Aa3/AAA             864,000
                  Louisville & Jefferson County Regional Airport,
                     Kentucky
      1,000,000   5.250%, 07/01/18 FSA Insured AMT ........................   Aa3/AAA             950,150
      1,370,000   5.250%, 07/01/21 FSA Insured AMT ........................   Aa3/AAA           1,229,657
      3,390,000   5.250%, 07/01/22 FSA Insured AMT ........................   Aa3/AAA           2,996,150
        275,000   5.375%, 07/01/23 FSA Insured AMT ........................   Aa3/AAA             245,149
        500,000   5.000%, 07/01/25 MBIA Insured AMT .......................    A1/AA              413,180
                                                                                          ---------------
                  Total Transportation ....................................                    14,807,986
                                                                                          ---------------

                  UTILITIES (17.6%)
                  Bardstown, Kentucky Combined Utilities Revenue
        200,000   5.000%, 12/01/19 MBIA Insured ...........................    A2/NR              204,074
                  Boone County, Kentucky Pollution Control Revenue
                     Dayton Power & Light
      2,000,000   4.700%, 01/01/28 FGIC Insured ...........................    A2/A-            1,667,900
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
      1,695,000   4.300%, 08/01/24 MBIA Insured ...........................   Aa3/AA            1,565,197
        300,000   4.300%, 08/01/27 MBIA Insured ...........................   Aa3/AA              265,887
      1,450,000   4.300%, 08/01/28 MBIA Insured ...........................   Aa3/AA            1,266,503
        805,000   4.375%, 08/01/30 MBIA Insured ...........................   Aa3/AA              697,146
        505,000   4.375%, 08/01/33 MBIA Insured ...........................   Aa3/AA              424,685

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  UTILITIES (CONTINUED)
                  Carroll County, Kentucky Environmental Facilities
                     Revenue (KY Utilities) AMT
$     1,500,000   5.750%, 02/01/26 AMBAC Insured ..........................   Aa3/AAA     $     1,409,280
                  Kentucky Rural Water Finance Corp.
        205,000   4.250%, 08/01/19 MBIA Insured ...........................    A2/AA              204,994
        595,000   5.000%, 02/01/20 MBIA Insured ...........................    A2/AA              612,404
        210,000   4.250%, 08/01/20 MBIA Insured ...........................    A2/AA              205,670
        200,000   4.375%, 08/01/22 MBIA Insured ...........................    A2/AA              192,554
        240,000   4.500%, 08/01/23 MBIA Insured ...........................    A2/AA              228,293
        200,000   4.500%, 02/01/24 MBIA Insured ...........................    A2/AA              188,338
        255,000   4.500%, 08/01/24 MBIA Insured ...........................    A2/AA              239,649
        355,000   4.600%, 02/01/25 ........................................   NR/AA-              328,595
        290,000   4.500%, 08/01/27 MBIA Insured ...........................    A2/AA              262,172
        245,000   4.600%, 08/01/28 MBIA Insured ...........................    A2/AA              221,634
        315,000   4.625%, 08/01/29 MBIA Insured ...........................    A2/AA              283,355
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Sewer District
      2,565,000   5.375%, 05/15/17 MBIA Insured ...........................    A2/AA            2,682,143
      2,380,000   4.250%, 05/15/20 FSA Insured ............................   Aa3/AAA           2,352,439
      2,510,000   4.250%, 05/15/21 FSA Insured ............................   Aa3/AAA           2,436,984
        400,000   5.000%, 05/15/22 FGIC Insured ...........................    NR/AA              402,324
                  Louisville, Kentucky Waterworks Board Water System
      1,000,000   5.250%, 11/15/16 FSA Insured ............................   Aa3/AAA           1,037,760
      2,530,000   5.250%, 11/15/18 FSA Insured ............................   Aa3/AAA           2,604,281
      6,600,000   5.250%, 11/15/22 FSA Insured ............................   Aa3/AAA           6,697,482
      2,415,000   5.250%, 11/15/24 FSA Insured ............................   Aa3/AAA           2,442,507
                  Northen Kentucky Water District
        660,000   5.000%, 02/01/23 FGIC Insured ...........................    A2/NR              641,150
      1,825,000   6.000%, 02/01/28 FSA Insured ............................   Aa3/NR            1,887,981
                  Owensboro, Kentucky Electric and Power
      1,555,000   5.000%, 01/01/20 FSA Insured ............................   Aa3/AAA           1,572,836

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  UTILITIES (CONTINUED)
                  Owensboro-Daviess County, Kentucky Regional
                     Water Resource Agency Wastewater Refunding
                     & Improvement Revenue
$       930,000   4.375%, 01/01/27 Series A Syncora Guarantee Inc.
                     Insured ..............................................      NR/A     $       778,810
                  Trimble County, Kentucky Environmental Facilities
      3,000,000   4.600%, 06/01/33 AMBAC Insured ..........................     Aa3/AA          2,342,100
                                                                                          ---------------
                  Total Utilities                                                              38,347,127
                                                                                          ---------------

                  Total Revenue Bonds                                                         211,601,396
                                                                                          ---------------
                     Total Investments (cost $236,055,572-note 4) .........      99.5%        216,278,207
                     Other assets less liabilities ........................       0.5           1,106,215
                                                                              ---------   ---------------
                     Net Assets ...........................................     100.0%    $   217,384,422
                                                                              =========   ===============

                                                                             PERCENT OF
               PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)           PORTFOLIO
               ----------------------------------------------------           ---------

               Aaa of Moody's or AAA of S&P or AAA of Fitch ...............     38.4%
               Aa of Moody's or AA of S&P .................................     49.7
               A of Moody's or S&P ........................................     11.9
                                                                              ---------
                                                                               100.0%
                                                                              =========

                  + Calculated using the highest rating of the three rating services.

                  *  Rated AAA by Fitch.

                            PORTFOLIO ABBREVIATIONS:
                 -----------------------------------------------
                 AMBAC - American Municipal Bond Assurance Corp.
                 AMT -   Alternative Minimum Tax
                 CIFG -  CDC IXIS Financial Guaranty
                 FGIC -  Financial Guaranty Insurance Co.
                 FSA -   Financial Security Assurance
                 LOC -   Letter of Credit
                 MBIA -  Municipal Bond Investors Assurance
                 NR -    Not Rated

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008

ASSETS
   Investments at value (cost $236,055,572) ...........................................    $      216,278,207
   Cash ...............................................................................             1,803,926
   Interest receivable ................................................................             3,267,161
   Receivable for Fund shares sold ....................................................               162,327
   Other assets .......................................................................                14,279
                                                                                           ------------------
   Total assets .......................................................................           221,525,900
                                                                                           ------------------
LIABILITIES
   Payable for investment securities purchased ........................................             1,810,583
   Payable for Fund shares redeemed ...................................................             1,180,116
   Dividends and capital gains payable ................................................               990,924
   Management fee payable .............................................................                72,737
   Distribution and service fees payable ..............................................                24,691
   Accrued expenses ...................................................................                62,427
                                                                                           ------------------
   Total liabilities ..................................................................             4,141,478
                                                                                           ------------------
NET ASSETS ............................................................................    $      217,384,422
                                                                                           ==================
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $          230,632
   Additional paid-in capital .........................................................           237,364,924
   Net unrealized depreciation on investments (note 4) ................................           (19,777,365)
   Undistributed net investment income ................................................                63,972
   Accumulated net realized loss on investments .......................................              (497,741)
                                                                                           ------------------
                                                                                           $      217,384,422
                                                                                           ==================
CLASS A
   Net Assets .........................................................................    $      169,582,438
                                                                                           ==================
   Capital shares outstanding .........................................................            17,993,284
                                                                                           ==================
   Net asset value and redemption price per share .....................................    $             9.42
                                                                                           ==================
   Maximum offering price per share (100/96 of $9.42 adjusted to nearest cent) ........    $             9.81
                                                                                           ==================
CLASS C
   Net Assets .........................................................................    $        2,693,735
                                                                                           ==================
   Capital shares outstanding .........................................................               285,957
                                                                                           ==================
   Net asset value and offering price per share .......................................    $             9.42
                                                                                           ==================
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $             9.42*
                                                                                           ==================
CLASS I
   Net Assets .........................................................................    $        7,809,599
                                                                                           ==================
   Capital shares outstanding .........................................................               829,035
                                                                                           ==================
   Net asset value, offering and redemption price per share ...........................    $             9.42
                                                                                           ==================
CLASS Y
   Net Assets .........................................................................    $       37,298,650
                                                                                           ==================
   Capital shares outstanding .........................................................             3,954,903
                                                                                           ==================
   Net asset value, offering and redemption price per share ...........................    $             9.43
                                                                                           ==================

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Interest income ......................................                     $ 11,365,516
Expenses:
   Management fee (note 3) ..............................    $    956,228
   Distribution and service fees (note 3) ...............         329,388
   Transfer and shareholder servicing agent fees (note 3)         155,287
   Trustees' fees and expenses (note 8) .................         106,185
   Legal fees (note 3) ..................................         100,124
   Shareholders' reports and proxy statements ...........          58,061
   Fund accounting fees .................................          36,420
   Registration fees and dues ...........................          28,841
   Custodian fees (note 6) ..............................          25,404
   Auditing and tax fees ................................          21,400
   Insurance ............................................          11,191
   Chief compliance officer (note 3) ....................           4,159
   Miscellaneous ........................................          28,754
                                                             ------------
   Total expenses .......................................       1,861,442

   Expenses paid indirectly (note 6) ....................         (18,428)
                                                             ------------
   Net expenses .........................................                        1,843,014
                                                                              ------------
   Net investment income ................................                        9,522,502

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions         (497,741)
   Change in unrealized appreciation on investments .....     (21,839,357)
                                                             ------------

   Net realized and unrealized gain (loss) on investments                      (22,337,098)
                                                                              ------------
   Net change in net assets resulting from operations ...                     $(12,814,596)
                                                                              ============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                               YEAR ENDED            YEAR ENDED
                                                            DECEMBER 31, 2008     DECEMBER 31, 2007
                                                            -----------------     -----------------
OPERATIONS:
   Net investment income ...............................    $       9,522,502     $       9,882,991
   Net realized gain (loss) from securities transactions             (497,741)            1,189,986
   Change in unrealized appreciation on investments ....          (21,839,357)           (4,997,398)
                                                            -----------------     -----------------
      Change in net assets from operations .............          (12,814,596)            6,075,579
                                                            -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income ...............................           (7,345,786)           (7,653,537)
   Net realized gain on investments ....................             (929,036)           (1,167,715)
   Class C Shares:
   Net investment income ...............................             (107,381)             (149,329)
   Net realized gain on investments ....................              (14,676)              (24,440)
   Class I Shares:
   Net investment income ...............................             (311,177)             (295,398)
   Net realized gain on investments ....................              (42,568)              (49,465)
   Class Y Shares:
   Net investment income ...............................           (1,718,581)           (1,764,718)
   Net realized gain on investments ....................             (203,981)             (247,505)
                                                            -----------------     -----------------
      Change in net assets from distributions ..........          (10,673,186)          (11,352,107)
                                                            -----------------     -----------------
CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...........................           24,423,276            50,733,976
   Reinvested dividends and distributions ..............            4,636,181             4,967,956
   Cost of shares redeemed .............................          (36,459,652)          (73,982,877)
                                                            -----------------     -----------------
   Change in net assets from capital share transactions            (7,400,195)          (18,280,945)
                                                            -----------------     -----------------
   Change in net assets ................................          (30,887,977)          (23,557,473)
NET ASSETS:
   Beginning of period .................................          248,272,399           271,829,872
                                                            -----------------     -----------------
   End of period* ......................................    $     217,384,422     $     248,272,399
                                                            =================     =================
   * Includes undistributed net investment income of: ..    $          63,972     $          28,899
                                                            =================     =================

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, ("Fair Value Measurements" ("SFAS 157"), effective January 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of December 31, 2008:

            Valuation Inputs                           Investments in Securities
            ----------------                           -------------------------
            Level 1 - Quoted Prices .......................   $         --
            Level 2 - Other Significant Observable Inputs .    216,278,207
            Level 3 - Significant Unobservable Inputs .....             --
                                                              ------------
            Total .........................................   $216,278,207
                                                              ============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2005-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2008 the Fund decreased undistributed net investment income by $4,504, decreased undistributed net realized loss on investments by $2,296 and increased additional paid-in capital by $2,208.

h) ACCOUNTING PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and its impact, if any, on the Fund's financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor.

For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of
0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2008, distribution fees on Class A Shares amounted to $278,370 of which the Distributor retained $11,430.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2008, amounted to $26,048. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2008, amounted to $8,682. The total of these payments with respect to Class C Shares amounted to $34,730 of which the Distributor retained $8,251.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2008, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $28,504 of which $16,288 related to the Plan and $12,216 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries having offices within Kentucky, with the bulk of sales commissions inuring to such intermediaries. For the year ended December 31, 2008, total commissions on sales of Class A Shares amounted to $131,646 of which the Distributor received $15,125.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2008, the Fund incurred $95,229 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2008, purchases of securities and proceeds from the sales of securities aggregated $32,468,716 and $41,617,346, respectively.

      At December 31, 2008 the aggregate tax cost for all securities was $235,991,600. At December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,044,958 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $20,758,351 for a net unrealized depreciation of $19,713,393.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                         Year Ended                        Year Ended
                                      December 31, 2008                 December 31, 2007
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold       1,752,221     $ 17,615,276        1,253,821     $ 13,109,577
   Reinvested distributions          407,510        4,010,870          408,743        4,254,990
   Cost of shares redeemed .      (2,868,625)     (28,007,543)      (2,936,397)     (30,619,982)
                                ------------     ------------     ------------     ------------
      Net change ...........        (708,894)      (6,381,397)      (1,273,833)     (13,255,415)
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold          36,194          370,078           81,155          852,011
   Reinvested distributions            7,776           76,395            9,963          103,674
   Cost of shares redeemed .        (155,154)      (1,542,526)        (231,239)      (2,412,850)
                                ------------     ------------     ------------     ------------
      Net change ...........        (111,184)      (1,096,053)        (140,121)      (1,457,165)
                                ------------     ------------     ------------     ------------
CLASS I SHARES:
   Proceeds from shares sold           9,148           93,333           51,362          540,822
   Reinvested distributions           32,930          322,736           29,887          311,248
   Cost of shares redeemed .         (19,082)        (187,682)         (32,909)        (345,172)
                                ------------     ------------     ------------     ------------
      Net change ...........          22,996          228,387           48,340          506,898
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold         627,670        6,344,589        3,449,070       36,231,566
   Reinvested distributions           23,664          226,180           28,753          298,044
   Cost of shares redeemed .        (706,040)      (6,721,901)      (3,869,057)     (40,604,873)
                                ------------     ------------     ------------     ------------
      Net change ...........         (54,706)        (151,132)        (391,234)      (4,075,263)
                                ------------     ------------     ------------     ------------
Total transactions in Fund
        shares .............        (851,788)    $ (7,400,195)      (1,756,848)    $(18,280,945)
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2008 there were 5 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2008 was $82,500 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2008, such meeting-related expenses amounted to $23,685.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As of December 31, 2008, the Fund had a capital loss carryover of $477,760 that if not offset by capital gains will expire in 2016.

      As of December 31, 2008, there were post-October capital loss deferrals of $19,981, which will be recognized in the following year.

      The tax character of distributions:

                                                        Year Ended December 31,
                                                          2008           2007
                                                      -----------    -----------
      Net tax-exempt income                           $ 9,482,925    $ 9,862,982
      Net realized gain on investments                  1,190,261      1,489,125
                                                      -----------    -----------
                                                      $10,673,186    $11,352,107
                                                      ===========    ===========

      As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                 $   (477,760)
      Unrealized depreciation                        (19,713,393)
      Undistributed tax-exempt income                    553,588
      Other accumulated losses                           (19,981)
      Other temporary differences                       (553,588)
                                                    ------------
                                                    $(20,211,134)
                                                    ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            Class A
                                              ------------------------------------------------------------------
                                                                    Year Ended December 31,
                                              ------------------------------------------------------------------
                                                2008           2007           2006          2005          2004
                                              --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $  10.38       $  10.59       $  10.60      $  10.74      $  10.69
                                              --------       --------       --------      --------      --------
Income (loss) from investment operations:
   Net investment income .................        0.40++         0.39++         0.39+         0.39+         0.42+
   Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.92)         (0.15)          0.03         (0.14)         0.05
                                              --------       --------       --------      --------      --------
   Total from investment operations ......       (0.52)          0.24           0.42          0.25          0.47
                                              --------       --------       --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ..       (0.39)         (0.39)         (0.40)        (0.39)        (0.42)
   Distributions from capital gains ......       (0.05)         (0.06)         (0.03)           --            --
                                              --------       --------       --------      --------      --------
   Total distributions ...................       (0.44)         (0.45)         (0.43)        (0.39)        (0.42)
                                              --------       --------       --------      --------      --------
Net asset value, end of period ...........    $   9.42       $  10.38       $  10.59      $  10.60      $  10.74
                                              ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       (5.05)%         2.38%          4.02%         2.39%         4.49%
Ratios/supplemental data
   Net assets, end of period
      (in thousands) .....................    $169,582       $194,140       $211,501      $223,811      $232,927
   Ratio of expenses to average
      net assets .........................        0.79%          0.75%          0.76%         0.77%         0.73%
   Ratio of net investment income to
      average net assets .................        3.97%          3.77%          3.71%         3.66%         3.96%
   Portfolio turnover rate ...............       13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .........................        0.78%          0.74%          0.76%         0.76%         0.73%

                                                                            Class C
                                              ------------------------------------------------------------------
                                                                    Year Ended December 31,
                                              ------------------------------------------------------------------
                                                2008           2007           2006          2005          2004
                                              --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $  10.38       $  10.58       $  10.59      $  10.73      $  10.69
                                              --------       --------       --------      --------      --------
Income (loss) from investment operations:
   Net investment income .................        0.31++         0.31++         0.30+         0.30+         0.33+
   Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.91)         (0.15)          0.03         (0.14)         0.04
                                              --------       --------       --------      --------      --------
   Total from investment operations ......       (0.60)          0.16           0.33          0.16          0.37
                                              --------       --------       --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ..       (0.31)         (0.30)         (0.31)        (0.30)        (0.33)
   Distributions from capital gains ......       (0.05)         (0.06)         (0.03)           --            --
                                              --------       --------       --------      --------      --------
   Total distributions ...................       (0.36)         (0.36)         (0.34)        (0.30)        (0.33)
                                              --------       --------       --------      --------      --------
Net asset value, end of period ...........    $   9.42       $  10.38       $  10.58      $  10.59      $  10.73
                                              ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       (5.85)%         1.61%          3.15%         1.53%         3.51%
Ratios/supplemental data
   Net assets, end of period
      (in thousands) .....................    $  2,694       $  4,120       $  5,686      $  7,296      $  8,166
   Ratio of expenses to average
      net assets .........................        1.64%          1.60%          1.62%         1.62%         1.58%
   Ratio of net investment income to
      average net assets .................        3.10%          2.92%          2.87%         2.81%         3.11%
   Portfolio turnover rate ...............       13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .........................        1.63%          1.59%          1.61%         1.61%         1.58%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

                                                                            Class I
                                              ------------------------------------------------------------------
                                                                    Year Ended December 31,
                                              ------------------------------------------------------------------
                                                2008           2007           2006          2005          2004
                                              --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $  10.38       $  10.58       $  10.59      $  10.73      $  10.69
                                              --------       --------       --------      --------      --------
Income (loss) from investment operations:
   Net investment income .................        0.38++         0.38++         0.38+         0.38+         0.41+
   Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.91)         (0.14)          0.02         (0.14)         0.03
                                              --------       --------       --------      --------      --------
   Total from investment operations ......       (0.53)          0.24           0.40          0.24          0.44
                                              --------       --------       --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ..       (0.38)         (0.38)         (0.38)        (0.38)        (0.40)
   Distributions from capital gains ......       (0.05)         (0.06)         (0.03)           --            --
                                              --------       --------       --------      --------      --------
   Total distributions ...................       (0.43)         (0.44)         (0.41)        (0.38)        (0.40)
                                              --------       --------       --------      --------      --------
Net asset value, end of period ...........    $   9.42       $  10.38       $  10.58      $  10.59      $  10.73
                                              ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       (5.16)%         2.33%          3.87%         2.24%         4.24%
Ratios/supplemental data
   Net assets, end of period
      (in thousands) .....................    $  7,810       $  8,363       $  8,018      $  7,764      $  7,564
   Ratio of expenses to average
      net assets .........................        0.93%          0.89%          0.91%         0.92%         0.89%
   Ratio of net investment income to
      average net assets .................        3.83%          3.62%          3.57%         3.52%         3.79%
   Portfolio turnover rate ...............       13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .........................        0.92%          0.88%          0.90%         0.91%         0.89%

                                                                            Class Y
                                              ------------------------------------------------------------------
                                                                    Year Ended December 31,
                                              ------------------------------------------------------------------
                                                2008           2007           2006          2005          2004
                                              --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $  10.39       $  10.59       $  10.61      $  10.75      $  10.70
                                              --------       --------       --------      --------      --------
Income (loss) from investment operations:
   Net investment income .................        0.41++         0.41++         0.41+         0.41+         0.44+
   Net gain (loss) on securities (both
      realized and unrealized) ...........       (0.91)         (0.14)          0.01         (0.14)         0.05
                                              --------       --------       --------      --------      --------
   Total from investment operations ......       (0.50)          0.27           0.42          0.27          0.49
                                              --------       --------       --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ..       (0.41)         (0.41)         (0.41)        (0.41)        (0.44)
   Distributions from capital gains ......       (0.05)         (0.06)         (0.03)           --            --
                                              --------       --------       --------      --------      --------
   Total distributions ...................       (0.46)         (0.47)         (0.44)        (0.41)        (0.44)
                                              --------       --------       --------      --------      --------
Net asset value, end of period ...........    $   9.43       $  10.39       $  10.59      $  10.61      $  10.75
                                              ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       (4.88)%         2.63%          4.08%         2.55%         4.65%
Ratios/supplemental data
   Net assets, end of period
      (in thousands) .....................    $ 37,299       $ 41,648       $ 46,625      $ 47,816      $ 48,795
   Ratio of expenses to average
      net assets .........................        0.64%          0.60%          0.61%         0.62%         0.58%
   Ratio of net investment income to
      average net assets .................        4.12%          3.92%          3.86%         3.81%         4.11%
   Portfolio turnover rate ...............       13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .........................        0.63%          0.59%          0.61%         0.61%         0.58%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below is based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2008

                                ACTUAL
                             TOTAL RETURN    BEGINNING   ENDING       EXPENSES
                                WITHOUT       ACCOUNT    ACCOUNT     PAID DURING
                          SALES CHARGES(1)    VALUE      VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                         (4.44)%      $1,000.00   $955.60       $3.88
--------------------------------------------------------------------------------
Class C                         (4.75)%      $1,000.00   $952.50       $8.05
--------------------------------------------------------------------------------
Class I                         (4.40)%      $1,000.00   $956.00       $4.52
--------------------------------------------------------------------------------
Class Y                         (4.26)%      $1,000.00   $957.40       $3.15
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.64%, 0.92% AND 0.64% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2008

                         HYPOTHETICAL
                          ANNUALIZED     BEGINNING      ENDING        EXPENSES
                             TOTAL        ACCOUNT       ACCOUNT      PAID DURING
                            RETURN        VALUE         VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                      5.00%      $1,000.00     $1,021.17       $4.01
--------------------------------------------------------------------------------
Class C                      5.00%      $1,000.00     $1,016.89       $8.31
--------------------------------------------------------------------------------
Class I                      5.00%      $1,000.00     $1,020.51       $4.67
--------------------------------------------------------------------------------
Class Y                      5.00%      $1,000.00     $1,021.92       $3.25
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.64%, 0.92% AND 0.64% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2008, $9,482,925 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 88.85% of total dividends paid during calendar year 2008, were exempt-interest dividends; $1,190,261 of dividends paid by the Fund constituting 11.15% of total dividends paid during the calendar year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1) AND OFFICERS

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                                   ----------  --------------------
INTERESTED TRUSTEE(5)

Diana P. Herrmann       Trustee since 1995    Vice Chair and Chief Executive Officer of Aquila          12      ICI Mutual Insurance
New York, NY            and President since   Management Corporation, Founder of the Aquila Group               Company
(02/25/58)              1999                  of Funds(6) and parent of Aquila Investment
                                              Management LLC, Manager since 2004, President since
                                              1997, Chief Operating Officer, 1997-2008, a Director
                                              since 1984, Secretary since 1986 and previously its
                                              Executive Vice President, Senior Vice President or
                                              Vice President, 1986-1997; Chief Executive Officer
                                              and Vice Chair since 2004, President and Manager of
                                              the Manager since 2003, and Chief Operating Officer
                                              of the Manager, 2003-2008; Chair, Vice Chair,
                                              President, Executive Vice President or Senior Vice
                                              President of funds in the Aquila Group of Funds
                                              since 1986; Director of the Distributor since 1997;
                                              Governor, Investment Company Institute (a trade
                                              organization for the U.S. mutual fund industry
                                              dedicated to protecting shareholder interests and
                                              educating the public about investing) and head of
                                              its Small Funds Committee since 2004; active in
                                              charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Thomas A. Christopher   Chair of the Board    Vice President of Robinson, Hughes & Christopher,         3       None
Danville, KY            of Trustees since     C.P.A.s, P.S.C., since 1977; President, A Good Place
(12/19/47)              2005 and Trustee      for Fun, Inc., a sports facility, since 1987;
                        since 1992            currently or formerly active with various
                                              professional and community organizations.

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                                   ----------  --------------------
Theodore T. Mason       Trustee since 1987    Executive Director, East Wind Power Partners LTD          8       Trustee, Premier
New York, NY                                  since 1994 and Louisiana Power Partners, 1999-2003;               VIT.
(11/24/35)                                    Treasurer, Fort Schuyler Maritime Alumni
                                              Association, Inc., successor to Alumni Association
                                              of SUNY Maritime College, since 2004 (President,
                                              2002-2003, First Vice President, 2000-2001, Second
                                              Vice President, 1998-2000) and director of the same
                                              organization since 1997; Director, STCM Management
                                              Company, Inc., 1973-2004; twice national officer of
                                              Naval Reserve Association, Commanding Officer of
                                              four naval reserve units and Captain, USNR (Ret);
                                              director, The Navy League of the United States New
                                              York Council since 2002; trustee, The Maritime
                                              Industry Museum at Fort Schuyler, 2000-2004; and
                                              Fort Schuyler Maritime Foundation, Inc., successor
                                              to the Maritime College at Fort Schuyler Foundation,
                                              Inc., since 2000.

Anne J. Mills           Trustee since 1987    President, Loring Consulting Company since 2001;          4       None
Castle Rock, CO                               Vice President for Business Management and CFO,
(12/23/38)                                    Ottawa University, 1992-2001;2006-2008; IBM
                                              Corporation, 1965-1991; currently active with
                                              various charitable, educational and religious
                                              organizations.

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                                   ----------  --------------------
James R. Ramsey         Trustee since 1987    President, University of Louisville since November        2       Community Bank and
Louisville, KY                                2002; Professor of Economics, University of                       Trust, Pikeville, KY
(11/14/48)                                    Louisville, 1999-present; Kentucky Governor's Senior              and Texas Roadhouse
                                              Policy Advisor and State Budget Director, 1999-2002;              Inc.
                                              Vice Chancellor for Finance and Administration, the
                                              University of North Carolina at Chapel Hill, 1998 to
                                              1999; previously Vice President for Finance and
                                              Administration at Western Kentucky University, State
                                              Budget Director for the Commonwealth of Kentucky,
                                              Chief State Economist and Executive Director for the
                                              Office of Financial Management and Economic Analysis
                                              for the Commonwealth of Kentucky, Adjunct Professor
                                              at the University of Kentucky, Associate Professor
                                              at Loyola University-New Orleans and Assistant
                                              Professor at Middle Tennessee State University.

Lacy B. Herrmann        Founder and Chairman  Founder and Chairman of the Board, Aquila Management      N/A     N/A
New York, NY            Emeritus since 2005,  Corporation, the sponsoring organization and parent
(05/12/29)              Chairman of the       of the Manager or Administrator and/or Adviser or
                        Board of Trustees,    Sub-Adviser to each fund of the Aquila Group of
                        1987-2005             Funds; Chairman of the Manager or Administrator
                                              and/or Adviser or Sub-Adviser to each since 2004;
                                              Founder and Chairman Emeritus of each fund in the
                                              Aquila Group of Funds; previously Chairman and a
                                              Trustee of each fund in the Aquila Group of Funds
                                              since its establishment until 2004 or 2005; Director
                                              of the Distributor since 1981 and formerly Vice
                                              President or Secretary, 1981-1998; Trustee Emeritus,
                                              Brown University and the Hopkins School; active in
                                              university, school and charitable organizations.

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                                   ----------  --------------------
Charles E. Childs, III  Executive Vice        Executive Vice President of all funds in the Aquila       N/A     N/A
New York, NY            President since 2003  Group of Funds and the Manager and the Manager's
(04/01/57)                                    parent since 2003; Executive Vice President and
                                              Chief Operating Officer of the Manager's parent
                                              since 2008; formerly Senior Vice President,
                                              corporate development, Vice President, Assistant
                                              Vice President and Associate of the Manager's parent
                                              since 1987; Senior Vice President, Vice President or
                                              Assistant Vice President of the Aquila Money-Market
                                              Funds, 1988-2003.

Thomas S. Albright      Senior Vice           Senior Vice President and Portfolio Manager,              N/A     N/A
Louisville, KY          President since 2000  Churchill Tax-Free Fund of Kentucky since July 2000;
(07/26/52)                                    Senior Vice President, Tax-Free Fund For Utah since
                                              2003, Vice President, 2001-2003 and co-portfolio
                                              manager since 2001; Vice President and backup
                                              portfolio manager, Tax-Free Trust of Arizona, since
                                              2004; Vice President and Portfolio Manager, Banc One
                                              Investment Advisors, Inc., 1994-2000.

Todd W. Curtis          Vice President since  Senior Vice President and Portfolio Manager,              N/A     N/A
Phoenix, AZ             2004                  Tax-Free Trust of Arizona, since August 2004; Vice
(06/08/49)                                    President and backup portfolio manager, Churchill
                                              Tax-Free Fund of Kentucky, since 2004; Vice
                                              President and Portfolio Manager, Banc One Investment
                                              Advisors, Inc. and its predecessors, 1981-2004.

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
Jason T. McGrew         Vice President since  Vice President, Churchill Tax-Free Fund of Kentucky       N/A     N/A
Elizabethtown, KY       2001                  since 2001, Assistant Vice President, 2000-2001;
(08/14/71)                                    Vice President, Aquila Rocky Mountain Equity Fund
                                              since 2006; Investment Broker with Raymond James
                                              Financial Services 1999-2000 and with J.C. Bradford
                                              and Company 1997-1999; Associate Broker at
                                              Prudential Securities 1996-1997.

Robert W. Anderson      Chief Compliance      Chief Compliance Officer of the Fund and each of the      N/A     N/A
New York, NY            Officer since 2004    other funds in the Aquila Group of Funds, the
(08/23/40)              and Assistant         Manager and the Distributor since 2004, Compliance
                        Secretary since 2000  Officer of the Manager or its predecessor and current parent 1998-2004; Assistant Secretary of the
                                              Aquila Group of Funds since 2000.

Joseph P. DiMaggio      Chief Financial       Chief Financial Officer of the Aquila Group of Funds      N/A     N/A
New York, NY            Officer since 2003    since 2003 and Treasurer since 2000.
(11/06/56)              and Treasurer since
                        2000

Edward M. W. Hines      Secretary since 1987  Shareholder of Butzel Long, a professional                N/A     N/A
New York, NY                                  corporation, counsel to the Fund, since 2007;
(12/16/39)                                    Partner of Hollyer Brady Barrett & Hines LLP, its
                                              predecessor as counsel, 1989-2007; Secretary of the
                                              Aquila Group of Funds.

                                                                                                    NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                                   PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                                   IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                             COMPLEX(4)  DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                         OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                                   BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                                   ----------  --------------------
John M. Herndon         Assistant Secretary   Assistant Secretary of the Aquila Group of Funds          N/A     N/A
New York, NY            since 1995            since 1995 and Vice President of the three Aquila
(12/17/39)                                    Money-Market Funds since 1990; Vice President of the
                                              Manager or its predecessor and current parent since
                                              1990.

Lori A. Vindigni        Assistant Treasurer   Assistant Treasurer of the Aquila Group of Funds          N/A     N/A
New York, NY            since 2000            since 2000; Assistant Vice President of the Manager
(11/02/66)                                    or its predecessor and current parent since 1998;
                                              Fund Accountant for the Aquila Group of Funds,
                                              1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."
(7) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (unaudited)

                      CHURCHILL TAX-FREE FUND OF KENTUCKY

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Thomas A. Christopher, Chair
  Diana P. Herrmann
  Theodore T. Mason
  Anne J. Mills
  James R. Ramsey

OFFICERS
  Diana P. Herrmann, President
  Thomas S. Albright, Senior Vice President
    and Portfolio Manager
  Jason T. McGrew, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103


Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2007 and $16,800 in 2008.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2007 and 2008, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
March 4, 2009




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
March 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
March 4, 2009




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2009





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.